UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: July 31, 2008

Item 1. Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

July 31, 2008

AEW Real Estate Fund

AEW Management and Advisors, L.P.

TABLE OF CONTENTS

Management Discussion and Performance page 1

Portfolio of Investmentspage 8

Financial Statements page 10

AEW REAL ESTATE FUND

PORTFOLIO PROFILE

Objective:

Seeks to provide investors with above-average income and long-term growth of capital

Strategy:

Invests in real estate investment trusts (REITs) and/or real estate-related companies

Inception Date:

August 31, 2000

Manager:

Matthew A. Troxell, CFA

AEW Management and Advisors, L.P.

Symbols:

Class A	NRFAX
Class B	NRFBX
Class C	NRCFX
Class Y	NRFYX

What You Should Know:

The fund concentrates its investments in real estate investment trusts (REITs) and real estate-related companies. This subjects the fund to the risks of the real estate industry. Such risks include fluctuating real estate values, changes in interest rates and property taxes and the risk of mortgage defaults or mortgage prepayments. The fund is also subject to the risks of the stock market, which include unpredictable drops in value or periods of lackluster performance.

Management Discussion

It has been a difficult six months for U.S. investors across the board. The economy and housing markets slumped, consumer and business spending weakened, oil prices surged and some of the country’s most highly respected financial institutions stumbled. All this weighed heavily on both the equity and fixed-income markets. As was the case last year, REITs (real estate investment trusts) experienced significant bouts of volatility. However, they outperformed the broader stock market during the fiscal period, thanks in large part to an increase in demand due to the defensive characteristics of REIT investments.

For the six months ended July 31, 2008, AEW Real Estate Fund’s total return was -0.59% based on the net asset value of Class A shares and $0.19 in dividends and $0.40 in capital gains reinvested during the period. The fund lagged its benchmark, MSCI US REIT Index, which fell -0.01% for the period, but held up better than the average fund in its peer group, Morningstar’s Specialty Real Estate category, which returned -1.80%. For the same six-month period, U.S. common stocks, as measured by the S&P 500 Index and the Dow Jones Industrial Average, returned -7.08% and -8.92%, respectively, while the Lehman Aggregate Bond Index (a broad-based index of U.S. government and corporate bonds) returned -0.63%.

INVESTORS SOUGHT COMPANIES WITH SOUND BALANCE SHEETS IN LIGHT OF SLOWING ECONOMY

Top individual contributors to the fund’s performance included apartment company Equity Residential, industrial property REIT Liberty Property Trust and regional mall REIT Simon Property Group. The performance of Equity Residential and Simon Property Group primarily reflected the defensive characteristics of both companies’ solid balance sheets. Liberty Property Trust, which owns industrial and office properties mostly in the Eastern U.S., was among the weakest performers in the industrial sector last year, so some of the recovery in the value of its shares during the first half of 2008 was not surprising.

Detractors to the fund’s performance included Host Hotels & Resorts, which weakened during the period due to the slowing economy and the impact of rising fuel costs on travel. iStar Financial, a finance company focused on the commercial real estate industry, lost ground primarily as a result of the negative impact of the company’s acquisition of a portfolio of commercial loans in July 2007. The loans included some distressed assets, which were impacted by the overall state of the capital markets. Shopping center REIT Developers Diversified Realty suffered as investors became concerned about the effect that slower consumer spending might have on the company’s development pipeline. We continue to believe these companies represent solid value and maintain the portfolio’s positions in all three REITs.

Stock selection in the industrial and regional malls sectors was a positive for the fund. In terms of sector allocation, the fund’s overweight in the storage sector relative to the benchmark was a modest positive. However, on the whole, sector allocation detracted from performance, as the fund was underweight in the strong-performing healthcare and diversified sectors.

REITs COULD FACE ADDITIONAL BOUTS OF VOLATILITY DURING REMAINDER OF 2008

We believe REIT prices will continue to be volatile in the near-term as investors grapple with the slowing economy and the housing and credit market difficulties. These have weighed heavily on REITs, as higher financing costs resulted in a decline in commercial real estate transactions. In turn, this has put downward pressure on valuations. We believe the housing and credit markets, as well as oil prices, remain key factors that will shape the degree to which the economy strengthens or weakens during the remainder of 2008. Our investment process continues to focus on security selection within each property sector, as we seek to identify REITs that we believe represent the greatest value in terms of upside potential.

AEW REAL ESTATE FUND

Investment Results through July 31, 2008

PERFORMANCE IN PERSPECTIVE

The charts comparing the fund’s performance to an index provide a general sense of how it performed. The fund’s total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares4

Average Annual Returns — July 31, 20084

	6 MONTHS	1 YEAR	5 YEARS	SINCE INCEPTION
Class A (Inception 12/29/00)
Net Asset Value[1]	-0.59%	-5.00%	13.81%	13.83%
With Maximum Sales Charge[2]	-6.28	-10.46	12.47	12.94

Class B (Inception 12/29/00)
Net Asset Value[1]	-0.99	-5.70	12.97	12.99
With CDSC[3]	-5.79	-9.71	12.73	12.99

Class C (Inception 12/29/00)
Net Asset Value[1]	-1.02	-5.71	12.96	13.00
With CDSC[3]	-1.98	-6.51	12.96	13.00

Class Y (Inception 8/31/00)
Net Asset Value[1]	-0.48	-4.62	14.18	14.74

				SINCE CLASS A,B,C INCEPTION[5]	SINCE CLASS Y INCEPTION[5]
COMPARATIVE PERFORMANCE	6 MONTHS	1 YEAR	5 YEARS
MSCI US REIT Index	-0.01%	-3.80%	13.62%	13.74%	14.10%
Morningstar Specialty Real Estate Fund Avg.	-1.80	-6.41	12.45	12.90	13.25

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.funds.natixis.com. All results include reinvestment of dividends and capital gains. The graph represents past performance of Class A shares. Class Y shares are only available to certain investors, as outlined in the prospectus.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS

	% of Net Assets as of
FUND COMPOSITION	7/31/08	1/31/08
Common Stocks	96.0	98.8
Short-Term Investments and Other	4.0	1.2

	% of Net Assets as of
TEN LARGEST HOLDINGS	7/31/08	1/31/08
Simon Property Group, Inc.	9.0	9.0
Equity Residential	6.3	5.5
Boston Properties, Inc.	5.8	6.1
Public Storage, Inc.	5.1	4.9
Vornado Realty Trust	5.0	4.9
AvalonBay Communities, Inc.	4.0	3.6
Liberty Property Trust	3.4	3.2
Regency Centers Corp.	3.4	3.1
Macerich Co. (The)	3.1	3.3
Federal Realty Investment Trust	3.1	2.7

	% of Net Assets as of
FIVE LARGEST INDUSTRIES	7/31/08	1/31/08
Apartments	15.9	14.9
Office	15.4	16.9
Regional Malls	15.3	15.9
Industrial	12.1	12.9
Shopping Centers	11.9	12.1

Portfolio holdings and asset allocations will vary.

EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class	Gross Expense Ratio[6]	Net Expense Ratio[7]
A	1.46%	1.46%
B	2.23	2.23
C	2.22	2.22
Y	1.09	1.09

NOTES TO CHARTS

See page 3 for a description of the indexes.

[1]	Does not include a sales charge.
[2]	Includes the maximum sales charge of 5.75%.
[3]

Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

[4]	Fund performance has been increased by expense reductions/reimbursements, without which performance would have been lower.
[5]	The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Classes A, B and C from 1/1/01; Class Y from 9/1/00.
[6]	Before reductions and reimbursements.
[7]	After reductions and reimbursements. Expense reductions are contractual and are set to expire on 4/30/09.

ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio manager as of the dates indicated. The manager’s views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

For more complete information on any Natixis Fund, contact your financial professional or call Natixis Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund’s objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.

INDEX/AVERAGE DESCRIPTIONS

MSCI US REIT Index is an unmanaged index of the most actively traded real estate investment trusts (REITs), designed to measure real estate equity performance.

Morningstar Specialty Real Estate Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at www.funds.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available on the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and certain exchange fees, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from February 1, 2008 through July 31, 2008. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges or exchange fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

AEW REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 2/1/2008	ENDING ACCOUNT VALUE 7/31/2008	EXPENSES PAID DURING PERIOD* 2/1/2008 – 7/31/2008
CLASS A
Actual	$1,000.00	$994.10	$7.44
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.52
CLASS B
Actual	$1,000.00	$990.10	$11.13
Hypothetical (5% return before expenses)	$1,000.00	$1,013.67	$11.27
CLASS C
Actual	$1,000.00	$989.80	$11.13
Hypothetical (5% return before expenses)	$1,000.00	$1,013.67	$11.27
CLASS Y
Actual	$1,000.00	$995.20	$5.46
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52

*	Expenses are equal to the fund's annualized expense ratio (after fee reduction/reimbursement): 1.50%, 2.25%, 2.25% and 1.10% for Class A, B, C and Y, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 366 (to reflect the half-year period).

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees, including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group of funds and the Fund’s performance benchmarks, (ii) information on the Fund’s advisory fees and other expenses, including information comparing the Fund’s expenses to those of a peer group of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Fund’s adviser (the “Adviser”), and (v) information obtained through the completion of a questionnaire by the Adviser (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, also consider other matters such as (i) the Adviser’s financial results and financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the procedures employed to determine the value of the Fund’s assets, (v) the allocation of the Fund’s brokerage, if any, including allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, and (vii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with the annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board of Trustees that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing performance and fee differentials against the Fund’s peer group, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against its peer group. The portfolio management team for the Fund makes periodic presentations to the Contract Review and Governance Committee and/or the full Board of Trustees, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about the Fund’s portfolio.

The Board of Trustees most recently approved the continuation of the Agreement at their meeting held in June, 2008. The Agreement was continued for a one-year period. In considering whether to approve the continuation of the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included the following:

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates. They also took note of the competitive market for talented personnel, in particular, for personnel who have contributed to the generation of strong investment performance. They considered the need for the Adviser to offer competitive compensation in order to attract and retain capable personnel.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the administrative services provided by Natixis Advisors and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information which compared the performance of the Fund to the performance of a peer group of funds and the Fund’s performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Fund using a variety of performance metrics, including metrics which also measured the performance of the Fund on a risk adjusted basis.

With respect to the Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Fund’s Agreement. In the case of the Fund, which had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Fund’s’ Agreement. These factors included the following: that the Fund’s performance, although lagging in certain recent periods, was strong over the longer term.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally (as noted by certain financial publications), and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund’s advisory fees and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets. In evaluating the Fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund. The Trustees considered that over the past several years, management had made recommendations regarding the institution of advisory fee waivers and expense caps. They considered the amounts waived or reimbursed by the Adviser under the caps.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and Fund growth on Adviser profitability, including information regarding resources spent on distribution activities and the increase in net sales for the family of funds. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fees charged to the Fund were fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fees or other means, such as expense waivers. The Trustees noted that the Fund had breakpoints in its advisory fees and was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

After reviewing these and related factors, the Trustees considered, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•

whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

the nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under a separate agreement covering administrative services.

•

so-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions generated by the Fund’s securities transactions. The Trustees also considered the fact that Natixis Advisors’ parent company benefits from the retention of an affiliated Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing advisory agreement should be continued through June 30, 2009.

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS

Investments as of July 31, 2008 (Unaudited)

Shares	Description	Value (†)

Common Stocks — 96.0% of Net Assets
	REAL ESTATE INVESTMENT TRUSTS — 96.0%
	REITs — Apartments — 15.9%
87,500	Apartment Investment & Management Co., Class A	$2,989,875
61,500	AvalonBay Communities, Inc.	6,132,165
84,500	Camden Property Trust(b)	4,155,710
222,000	Equity Residential	9,583,740
58,000	UDR, Inc.(b)	1,481,320

		24,342,810

	REITs — Diversified — 6.4%
84,100	BioMed Realty Trust, Inc.(b)	2,169,780
80,000	Vornado Realty Trust	7,605,600

		9,775,380

	REITs — Healthcare — 6.9%
64,000	HCP, Inc.(b)	2,308,480
40,900	Healthcare Realty Trust, Inc.(b)	1,186,509
125,000	Nationwide Health Properties, Inc.	4,638,750
138,000	Omega Healthcare Investors, Inc.	2,383,260

		10,516,999

	REITs — Hotels — 4.8%
136,500	Ashford Hospitality Trust(b)	541,905
322,500	Host Hotels & Resorts, Inc.(b)	4,227,975
75,400	Starwood Hotels & Resorts Worldwide, Inc.	2,585,466

		7,355,346

	REITs — Industrial — 12.1%
72,500	AMB Property Corp.	3,549,600
324,000	DCT Industrial Trust, Inc.(b)	2,744,280
85,700	First Potomac Realty Trust(b)	1,360,916
143,000	Liberty Property Trust	5,205,200
84,500	ProLogis	4,130,360
28,500	PS Business Parks, Inc.	1,499,100

		18,489,456

	REITs — Office — 15.4%
91,700	Boston Properties, Inc.(b)	8,820,623
109,000	Brandywine Realty Trust	1,749,450
180,000	Brookfield Properties Corp.	3,398,400
76,000	Corporate Office Properties Trust(b)	2,954,880
29,200	Digital Realty Trust, Inc.(b)	1,252,972
81,000	Dupont Fabros Technology, Inc.(b)	1,324,350
183,700	HRPT Properties Trust	1,287,737
61,900	Kilroy Realty Corp.(b)	2,835,639

		23,624,051

	REITs — Regional Malls — 15.3%
85,500	General Growth Properties, Inc.(b)	2,343,555
85,600	Macerich Co. (The)	4,736,248
148,000	Simon Property Group, Inc.	13,709,240
53,300	Taubman Centers, Inc.	2,558,400

		23,347,443

	REITs — Shopping Centers — 11.9%
134,000	Developers Diversified Realty Corp.	4,282,640
65,200	Federal Realty Investment Trust(b)	4,734,172
76,300	Kimco Realty Corp.(b)	2,692,627
108,700	Kite Realty Group Trust(b)	1,350,054
86,800	Regency Centers Corp.	5,164,600

		18,224,093

Shares	Description	Value (†)

	REITs — Storage — 6.3%
124,100	Extra Space Storage, Inc.(b)	$1,758,497
96,000	Public Storage, Inc.	7,861,440

		9,619,937

	REITs — Triple Net Lease — 1.0%
71,700	iStar Financial, Inc.(b)	588,657
36,600	Realty Income Corp.(b)	921,954

		1,510,611

	Total Common Stocks (Identified Cost $152,574,434)	146,806,126

Shares/ Principal Amount
Short-Term Investments — 19.9%
24,700,322	State Street Navigator Securities Lending Prime Portfolio(c)	24,700,322
$5,805,269	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2008 at 1.30% to be repurchased at $5,805,479 on 8/1/2008, collateralized by $5,895,000 Federal Home Loan Mortgage Corp., 3.150% due 5/6/2010 valued at $5,924,475, including accrued interest (Note 2e of Notes to Financial Statements)	5,805,269

	Total Short-Term Investments (Identified Cost $30,505,591)	30,505,591

	Total Investments — 115.9% (Identified Cost $183,080,025)(a)	177,311,717
	Other assets less liabilities—(15.9)%	(24,285,431)

	Net Assets — 100%	$153,026,286

(†)	See Note 2a of Notes to Financial Statements.
(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

At July 31, 2008, the net unrealized depreciation on investments based on a cost of $183,080,025 for federal income tax purposes was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$12,959,292
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(18,727,600)

	Net unrealized depreciation	$(5,768,308)

(b)	All or a portion of this security was on loan to brokers at July 31, 2008.
(c)	Represents investment of securities lending collateral.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of July 31, 2008 (Unaudited)

Net Asset Summary as of July 31, 2008 (Unaudited)

Apartments	15.9%
Office	15.4
Regional Malls	15.3
Industrial	12.1
Shopping Centers	11.9
Healthcare	6.9
Diversified	6.4
Storage	6.3
Hotels	4.8
Triple Net Lease	1.0
Short-Term Investments	19.9

Total Investments	115.9
Other assets less liabilities	(15.9)

Net Assets	100.0%

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008 (Unaudited)

ASSETS

Investments at cost	$183,080,025
Net unrealized depreciation	(5,768,308)

Investments at value(a)	177,311,717
Receivable for Fund shares sold	491,943
Receivable for securities sold	22,184
Receivable from investment advisor (Note 5)	402
Dividends and interest receivable	376,876
Securities lending income receivable	14,327

TOTAL ASSETS	178,217,449

LIABILITIES
Collateral on securities loaned, at value (Note 2)	24,700,322
Payable for securities purchased	88,688
Payable for Fund shares redeemed	112,487
Management fees payable (Note 5)	100,419
Deferred Trustees’ fees (Note 5)	64,146
Administrative fees payable (Note 5)	6,441
Other accounts payable and accrued expenses	118,660

TOTAL LIABILITIES	25,191,163

NET ASSETS	$153,026,286

NET ASSETS CONSIST OF:
Paid-in capital	$156,531,698
Overdistributed net investment income	(143,217)
Accumulated net realized gain on investments	2,406,113
Net unrealized depreciation on investments	(5,768,308)

NET ASSETS	$153,026,286

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$72,675,068

Shares of beneficial interest	4,464,963

Net asset value and redemption price per share	$16.28

Offering price per share (100/94.25 of net asset value) (Note 1)	$17.27

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$8,177,467

Shares of beneficial interest	502,824

Net asset value and offering price per share	$16.26

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$16,806,453

Shares of beneficial interest	1,032,288

Net asset value and offering price per share	$16.28

Class Y shares:
Net assets	$55,367,298

Shares of beneficial interest	3,508,892

Net asset value, offering and redemption price per share	$15.78

(a) Including securities on loan with market values of:	$23,922,099

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2008 (Unaudited)

INVESTMENT INCOME

Dividends	$2,633,253
Interest	25,618
Securities lending income (Note 2)	85,651
Less net foreign taxes withheld	(7,203)

2,737,319

Expenses
Management fees (Note 5)	607,877
Service fees - Class A (Note 5)	94,903
Service and distribution fees - Class B (Note 5)	46,707
Service and distribution fees - Class C (Note 5)	87,936
Trustees’ fees and expenses (Note 5)	5,075
Administrative fees (Note 5)	38,937
Custodian fees and expenses	11,775
Transfer agent fees and expenses - Class A (Note 5)	96,340
Transfer agent fees and expenses - Class B (Note 5)	11,871
Transfer agent fees and expenses - Class C (Note 5)	22,312
Transfer agent fees and expenses - Class Y (Note 5)	20,368
Audit and tax services fees	22,694
Legal fees	2,782
Shareholder reporting expenses	41,717
Registration fees	34,970
Miscellaneous expenses	6,584

Total expenses	1,152,848
Less fee reduction and/or expense reimbursement (Note 5)	(11,218)

Net expenses	1,141,630

Net investment income	1,595,689

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,740,718
Capital gain distributions received (Note 2)	798,606
Net change in unrealized appreciation (depreciation) on investments	(6,078,421)

Net realized and unrealized loss on investments	(3,539,097)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,943,408)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2008 (Unaudited)	Year Ended January 31, 2008

FROM OPERATIONS:
Net investment income	$1,595,689	$2,425,016
Net realized gain on investments	2,539,324	23,518,591
Net change in unrealized appreciation (depreciation) on investments	(6,078,421)	(82,344,335)

Net decrease in net assets resulting from operations	(1,943,408)	(56,400,728)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(825,921)	(1,420,480)
Class B	(70,754)	(105,937)
Class C	(138,583)	(167,503)
Class Y	(654,013)	(753,283)
Short-term capital gain
Class A	—	(351,022)
Class B	—	(47,326)
Class C	—	(80,384)
Class Y	—	(185,101)
Long-term capital gain
Class A	(1,742,051)	(11,042,808)
Class B	(222,171)	(1,524,178)
Class C	(406,617)	(2,555,601)
Class Y	(1,094,484)	(5,702,000)

Total distributions	(5,154,594)	(23,935,623)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	11,740,769	9,629,367

Net increase (decrease) in net assets	4,642,767	(70,706,984)

NET ASSETS
Beginning of the period	148,383,519	219,090,503

End of the period	$153,026,286	$148,383,519

OVERDISTRIBUTED NET INVESTMENT INCOME	$(143,217)	$(49,635)

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	Net asset value, beginning of the period	Income (Loss) from Investment Operations:			Less Distributions:
		Net investment income (b)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
Class A

7/31/2008(g)	$16.96	$0.18	$(0.27)	$(0.09)	$(0.19)	$(0.40)	$(0.59)
1/31/2008	26.49	0.30	(6.85)	(6.55)	(0.31)	(2.67)	(2.98)
1/31/2007	20.78	0.19	7.24	7.43	(0.19)	(1.53)	(1.72)
1/31/2006	16.83	0.21	5.45	5.66	(0.22)	(1.49)	(1.71)
1/31/2005	15.13	0.34	2.35	2.69	(0.35)	(0.64)	(0.99)
1/31/2004	11.00	0.36	4.49	4.85	(0.48)	(0.24)	(0.72)
Class B
7/31/2008(g)	16.95	0.11	(0.27)	(0.16)	(0.13)	(0.40)	(0.53)
1/31/2008	26.45	0.11	(6.80)	(6.69)	(0.14)	(2.67)	(2.81)
1/31/2007	20.77	0.01	7.24	7.25	(0.04)	(1.53)	(1.57)
1/31/2006	16.82	0.07	5.44	5.51	(0.07)	(1.49)	(1.56)
1/31/2005	15.10	0.22	2.38	2.60	(0.24)	(0.64)	(0.88)
1/31/2004	11.00	0.26	4.46	4.72	(0.38)	(0.24)	(0.62)
Class C
7/31/2008(g)	16.97	0.11	(0.27)	(0.16)	(0.13)	(0.40)	(0.53)
1/31/2008	26.49	0.12	(6.82)	(6.70)	(0.15)	(2.67)	(2.82)
1/31/2007	20.80	0.02	7.24	7.26	(0.04)	(1.53)	(1.57)
1/31/2006	16.84	0.07	5.45	5.52	(0.07)	(1.49)	(1.56)
1/31/2005	15.15	0.22	2.35	2.57	(0.24)	(0.64)	(0.88)
1/31/2004	11.01	0.26	4.50	4.76	(0.38)	(0.24)	(0.62)
Class Y
7/31/2008(g)	16.46	0.21	(0.27)	(0.06)	(0.22)	(0.40)	(0.62)
1/31/2008	25.78	0.38	(6.66)	(6.28)	(0.37)	(2.67)	(3.04)
1/31/2007	20.25	0.27	7.05	7.32	(0.26)	(1.53)	(1.79)
1/31/2006	16.45	0.25	5.32	5.57	(0.28)	(1.49)	(1.77)
1/31/2005	14.83	0.38	2.28	2.66	(0.40)	(0.64)	(1.04)
1/31/2004	10.80	0.40	4.40	4.80	(0.53)	(0.24)	(0.77)

(a)	A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(d)	The investment adviser and/or administrator has agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

See accompanying notes to financial statements.

			Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (a)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(h)		Gross expenses (%) (e)(h)		Net investment income (%) (h)	Portfolio turnover rate (%)

$16.28	(0.6)	$72,675	1.50		1.52		2.08	7
16.96	(25.2)	78,612	1.46		1.46		1.35	24
26.49	37.4	120,151	1.48	(f)	1.48	(f)	0.82	15
20.78	34.8	73,166	1.50		1.55		1.11	15
16.83	17.8	58,965	1.50		1.71		2.11	20
15.13	45.0	39,846	1.50		2.00		2.73	18

16.26	(1.0)	8,177	2.25		2.27		1.29	7
16.95	(25.7)	10,158	2.23		2.23		0.49	24
26.45	36.3	21,166	2.22	(f)	2.22	(f)	0.06	15
20.77	33.7	16,293	2.25		2.30		0.36	15
16.82	17.1	14,131	2.25		2.46		1.36	20
15.10	43.7	12,129	2.25		2.75		1.98	18

16.28	(1.0)	16,806	2.25		2.27		1.34	7
16.97	(25.7)	17,769	2.21		2.22		0.54	24
26.49	36.3	29,694	2.23	(f)	2.23	(f)	0.08	15
20.80	33.7	16,101	2.25		2.30		0.36	15
16.84	16.9	14,388	2.25		2.46		1.36	20
15.15	43.9	11,410	2.25		2.75		1.98	18

15.78	(0.5)	55,367	1.10		1.10		2.56	7
16.46	(24.8)	41,844	1.09		1.09		1.79	24
25.78	37.8	48,080	1.09	(f)	1.09	(f)	1.21	15
20.25	35.1	19,015	1.25		1.28		1.35	15
16.45	17.9	9,964	1.25		1.37		2.38	20
14.83	45.5	7,210	1.25		1.55		2.98	18

(e)	Represents the total expenses prior to fee reduction and/or reimbursement of a portion of the Fund’s expenses, if applicable.
(f)	Includes expense recapture of 0.04%, 0.04%, 0.04% and 0.01% for Class A, Class B, Class C and Class Y, respectively.
(g)	For the six months ended July 31, 2008 (Unaudited).
(h)	Computed on an annualized basis for periods less than one year, if applicable.

NOTES TO FINANCIAL STATEMENTS

July 31, 2008 (Unaudited)

1.  Organization.  AEW Real Estate Fund (the “Fund”) is the sole series of Natixis Funds Trust IV (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund seeks to provide investors with above-average income and long-term growth of capital.

The Fund offers Class A, Class C and Class Y shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the Prospectus.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge, but pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge (“CDSC”) if those shares are redeemed within six years of purchase. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares and pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s Prospectus.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.  Security Valuation.  Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

b.  Security Transactions and Related Investment Income.  Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions taken on federal and state tax returns that remain subject to examinations (tax years ended January 31, 2005 – 2008) and has concluded that no provisions for income tax are required. Fund management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2008 (Unaudited)

The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

d.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. For the year ended January 31, 2008, the character of distributions paid as disclosed within the Statement of Changes in Net Assets includes certain calendar year federal tax-based amounts and corresponding estimates for the period from January 1 through January 31, 2008 of ordinary income, capital gains and return of capital based on dividends received from REITs. For the six months ended July 31, 2008, no redesignations have been made with respect to the distributions paid as disclosed within the Statement of Changes in Net Assets. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2008 was as follows:

2008
Distributions from:
Ordinary income	$3,111,036
Long-term capital gains	20,824,587

$23,935,623

e.  Repurchase Agreements.  The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

f.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international equity or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at July 31, 2008 were $23,922,099 and $24,700,322, respectively.

g.  Indemnifications.  Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

h.  New Accounting Pronouncement.  In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

3.  Fair Value Measurements.  The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective February 1, 2008. For net asset value determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2008 (Unaudited)

•	Level 2 – other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$177,311,717
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$177,311,717

4.  Purchases and Sales of Securities.  For the six months ended July 31, 2008, purchases and sales of securities (excluding short-term investments) were $14,857,299 and $10,009,364, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Management and Advisors, L.P. (“AEW”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $500 million, calculated daily and payable monthly. AEW has given a binding undertaking to the Fund to reduce its management fees and/or reimburse certain expenses associated with the Fund in order to limit the Fund’s total operating expenses. This undertaking is in effect until April 30, 2009 and will be reevaluated on an annual basis. For six months ended July 31, 2008, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class Y

1.50%	2.25%	2.25%	1.25%

For the six months ended July 31, 2008, management fees for the Fund were $607,877 (0.80% of average daily net assets). Class specific expenses have been reimbursed in the amount of $9,253.

AEW is permitted to recover, on a class by class basis, expenses it has borne under the expense limitation agreement (whether through reduction of its management fees or otherwise) in later periods to the extent the expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such reduced fees more than one year after the end of the fiscal year in which the fee was reduced. The amounts subject to possible reimbursement under the expense limitation agreement at July 31, 2008 were as follows:

Expenses Subject to Possible Reimbursement until January 31, 2010
Class A	Class B	Class C	Class Y	Total
$6,821	$841	$1,591	$—	$9,253

AEW is an affiliate of AEW Capital Management, L.P., a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Administrative Expense.  Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and subcontracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and Natixis Advisors (the “Administrative Services Agreement”), the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, 0.0500% of the next $15 billion, 0.0425% of the next $30 billion and 0.0375% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series of $10 million, which is reevaluated on an annual basis. New funds are subject to an annual fee of $75,000 plus $12,500 per class and an additional $75,000 if managed by multiple subadvisors in their first calendar year of operations.

Prior to July 1, 2008, the Fund paid Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, 0.0625% of the next $5 billion, 0.0500% of the next $20 billion and

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2008 (Unaudited)

0.045% of such assets in excess of $30 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series of $5 million, which was reevaluated on an annual basis. New funds were subject to an annual fee of $50,000 plus $12,500 per class and an additional $50,000 if managed by multiple subadvisors in their first calendar year of operations.

Effective October 1, 2007, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Fund. Also, effective October 1, 2007, Natixis Advisors gave a binding contractual undertaking to the Fund to waive the administrative fees paid by the Fund in an amount equal to the reduction in sub-administrative fees discussed above. The waiver was in effect through June 30, 2008.

For the six months ended July 31, 2008, the Fund paid the following for administrative fees to Natixis Advisors:

Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
$38,937	$1,965	$36,972

c.  Service and Distribution Fees.  The Trust has entered into a distribution agreement with Natixis Distributors, L.P. (“Natixis Distributors”), a wholly-owned subsidiary of Natixis US. Pursuant to this agreement, Natixis Distributors serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class B and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plan, the Fund pays Natixis Distributors a monthly service fee at the annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended July 31, 2008, the Fund paid Natixis Distributors $94,903 in service fees under the Class A Plan.

Under the Class B and Class C Plans, the Fund pays Natixis Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended July 31, 2008, the Fund paid Natixis Distributors $11,677 and $21,984 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays Natixis Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B shares and Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in connection with the marketing or sale of Class B and Class C shares. For the six months ended July 31, 2008, the Fund paid Natixis Distributors $35,030 and $65,952 in distribution fees under the Class B and Class C Plans, respectively.

d.  Sub-Transfer Agent Fees and Expenses.  Natixis Distributors has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and have agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund’s transfer agent. Accordingly, the Fund agreed to pay a portion of the intermediary fees attributable to shares of the Fund held by the intermediary (which generally are a percentage of the value of shares held) not exceeding what the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary. Natixis Distributors pays the remainder of the fees. Listed below are the fees incurred by the Fund which are included in the transfer agent fees and expenses in the Statement of Operations.

Sub-Transfer Agent Fees
Class A	Class B	Class C	Class Y
$32,300	$4,176	$7,428	$17,996

e.  Commissions.  The Fund has been informed that commissions (including CDSC) on Fund shares paid to Natixis Distributors by investors in shares of the Fund during the six months ended July 31, 2008 amounted to $87,638.

f.  Trustees Fees and Expenses.  The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US, or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chair receives an

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2008 (Unaudited)

additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each Committee meeting that he or she attends in person and $3,125 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated fund or certain other funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series on the normal payment date. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

6.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, participates in a $200,000,000 committed line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. For the six months ended July 31, 2008, the Fund had no borrowings under the agreement.

Prior to March 12, 2008, the Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participated in a $75,000,000 committed line of credit provided by State Street Bank.

7.  Brokerage Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included as realized gains on investments in the Statement of Operations. For the six months ended July 31, 2008, $577 was rebated under these agreements.

8.  Concentration of Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

9.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Six Months Ended July 31, 2008		Year Ended January 31, 2008
	Shares	Amount	Shares	Amount

Class A
Issued from the sale of shares	693,133	$11,868,480	1,796,367	$40,810,902
Issued in connection with the reinvestment of distributions	139,486	2,358,737	653,466	11,823,861
Redeemed	(1,003,836)	(17,010,331)	(2,348,795)	(51,222,613)

Net change	(171,217)	$(2,783,114)	101,038	$1,412,150

Class B
Issued from the sale of shares	6,316	$108,122	70,824	$1,686,125
Issued in connection with the reinvestment of distributions	14,881	252,377	80,090	1,447,350
Redeemed	(117,796)	(2,000,968)	(351,644)	(7,726,264)

Net change	(96,599)	$(1,640,469)	(200,730)	$(4,592,789)

Class C
Issued from the sale of shares	120,910	$2,075,868	378,495	$8,525,769
Issued in connection with the reinvestment of distributions	24,182	410,072	87,966	1,588,148
Redeemed	(159,915)	(2,682,562)	(540,106)	(11,705,981)

Net change	(14,823)	$(196,622)	(73,645)	$(1,592,064)

Class Y
Issued from the sale of shares	1,443,091	$24,005,445	1,301,212	$28,356,309
Issued in connection with the reinvestment of distributions	89,565	1,464,670	297,387	5,162,165
Redeemed	(566,408)	(9,109,141)	(921,003)	(19,116,404)

Net change	966,248	$16,360,974	677,596	$14,402,070

Increase (decrease) from capital share transactions	683,609	$11,740,769	504,259	$9,629,367

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable.
(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), are filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a) (3)	Not applicable.
(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 26, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	September 26, 2008